Cover	Oct. 22, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Oct. 22, 2021
Entity File Number	001-39871
Entity Registrant Name	SAB BIOTHERAPEUTICS, INC.
Entity Central Index Key	0001833214
Entity Tax Identification Number	85-3899721
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2100 East 54th Street North
Entity Address, City or Town	Sioux Falls
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57104
City Area Code	605
Local Phone Number	679-6980
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SABS
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	SABSW
Security Exchange Name	NASDAQ